Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common units A	Common units B	Total	Common Stock	Treasury Stock	Additional Paid-In Capital	AOCI	Retained Deficit
Balance (Predecessor) at Dec. 31, 2015			$ (24,022)	$ 90		$ 128,331		$ (152,443)
Balance (in shares) (Predecessor) at Dec. 31, 2015				8,981,536
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense | Predecessor			1,293			1,293
Net loss | Predecessor			(1,545)					(1,545)
Balance (Predecessor) at Dec. 31, 2016			(24,324)	$ 90	$ (50)	129,624		(153,988)
Balance (in shares) (Predecessor) at Dec. 31, 2016				7,981,536
Members' Equity [Abstract]
Net income | Predecessor			(1,545)					(1,545)
Stock-based compensation expense | Predecessor			51			51
Net loss | Predecessor			(180,895)					(180,895)
Balance (Predecessor) at Dec. 31, 2017			(205,168)	$ 90	(50)	129,675		(334,883)
Balance (in shares) (Predecessor) at Dec. 31, 2017				7,990,020
Members' Equity [Abstract]
Net income | Predecessor			(180,895)					(180,895)
Stock-based compensation expense | Predecessor			8			8
Net loss | Predecessor			(3,688)					(3,688)
Balance (Predecessor) at Mar. 31, 2018			(208,848)	$ 90	(50)	129,683		(338,571)
Balance (in shares) (Predecessor) at Mar. 31, 2018				7,990,020
Members' Equity [Abstract]
Net income | Predecessor			(3,688)					(3,688)
Balance (Predecessor) at Dec. 31, 2017			(205,168)	$ 90	(50)	129,675		(334,883)
Balance (in shares) (Predecessor) at Dec. 31, 2017				7,990,020
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense | Predecessor			31			31
Net loss | Predecessor			(51,295)					(51,295)
Balance (Predecessor) at Dec. 12, 2018			(256,432)	$ 90	$ (50)	$ 129,706		(386,178)
Balance (in shares) (Predecessor) at Dec. 12, 2018				7,990,020
Members' Equity [Abstract]
Net income | Predecessor			(51,295)					(51,295)
Net loss			1,636
Balance (in shares) at Dec. 31, 2018	850,000	150,000
Members' Equity [Abstract]
Net income			1,636
Change in fair value of senior PIK notes			6,635
Ending Balance at Dec. 31, 2018	$ 740	$ 130	9,141				$ 6,635	1,636
Balance (in shares) at Dec. 13, 2018	850,000	150,000
Increase (Decrease) in Stockholders' Equity
Net loss			1,636					1,636
Balance (in shares) at Dec. 31, 2018	850,000	150,000
Beginning Balance at Dec. 13, 2018	$ 740	$ 130	870
Members' Equity [Abstract]
Net income			1,636					1,636
Change in fair value of senior PIK notes			6,635				6,635
Ending Balance at Dec. 31, 2018	$ 740	$ 130	9,141				6,635	1,636
Increase (Decrease) in Stockholders' Equity
Net loss			(6,128)					(6,128)
Balance (in shares) at Mar. 31, 2019	850,000	150,000
Members' Equity [Abstract]
Net income			(6,128)					(6,128)
Change in fair value of senior PIK notes			(14,645)				(14,645)
Ending Balance at Mar. 31, 2019	$ 740	$ 130	$ (11,632)				$ (8,010)	$ (4,492)